FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

(a)	Risk management overview

The Company's activities expose it to a variety of financial risks including credit risk, liquidity risk and market risk. This note presents information about the Company's exposure to each of the above risks, the Company's objectives, policies and processes for measuring and managing risk, and the Company's management of capital. The Company employs risk management strategies and policies to ensure that any exposure to risk is in compliance with the Company's business objectives and risk tolerance levels. While the Board of Directors has the overall responsibility for the Company's risk management framework, the Company's management has the responsibility to administer and monitor these risks.

(b)	Fair value of financial instruments

The fair values of cash, accounts payable and accrued liabilities, due to related parties, loan payable and convertible debentures approximate their carrying values due to the short-term maturity of these instruments.

IFRS establishes a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

(c)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The financial instruments that potentially subject the Company to a significant concentration of credit risk consist of cash. The Company mitigates its exposure to credit loss associated with cash by placing its cash with a major financial institution.

(d)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due. The Company's approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when due.

At December 31, 2024, the Company had cash of $59,922 (December 31, 2023 - $18,304) available to apply against short-term business requirements and current liabilities of $763,523 (December 31, 2023 - $741,436). All of the current liabilities are due within 90 days. Amounts due to related parties are due on demand. As of December 31, 2024, two convertible debentures together with the accrued interest for a total amount of $549,589 are outstanding and the loan payable in the amount of $20,000 plus accrued interest in the amount of $17,504 are due. Liquidity risk is assessed as high

(e)	Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates, will affect the Company's net earnings or the value of financial instruments. As at December 31, 2024, the Company is not exposed to significant interest rate risk, currency risk or other price risk on its financial assets and liabilities due to the short-term maturity of its financial liabilities and the fixed interest rate on the outstanding convertible debentures.